Lease Obligations	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
LEASE OBLIGATIONS
13.	LEASE OBLIGATIONS

Lease Obligations	2020	2019
Balance Jan 1, 2019	194,331	-
Addition in the year	306,086	301,747
interest expense	14,045	11,406
Translation adjustment	(26,724)	(1,210)
lease payments	(146,146)	(117,612)
Balance December 31, 2019	341,592	194,331
Due within one year	(127,776)	(116,311)
Balance December 31, 2020	213,816	78,020

Future Minimum Lease Payments
2020	-	116,311
2021	127,776	63,197
2022	104,897	14,823
2023	103,458
2024	5,461
Total lease obligations	341,592	194,331